Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Sales of goods	€ 14,767	€ 17,009	€ 12,399
Sales of RPPs & leases	3,922	3,988	4,508
Sales of spare parts and services	5,375	5,021	5,365
Total sales	24,065	26,018	22,272
Other revenues	15	47	20
Total revenues	24,080	26,065	22,292
Cost of goods	(8,883)	(9,735)	(7,365)
Cost of RPPs & leases	(2,191)	(2,329)	(2,240)
Cost of spare parts and services	(3,686)	(3,568)	(3,830)
Total cost of sales	(14,761)	(15,632)	(13,435)
Gross profit	9,319	10,433	8,857
Operating Expenses
Research and development expenses	(2,595)	(2,659)	(2,436)
Selling and marketing expenses	(6,279)	(6,620)	(5,874)
General and administrative expenses	(3,200)	(3,185)	(3,044)
Loss from operations	(2,755)	(2,030)	(2,497)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	(1,230)	(733)	482
Other income (expense), net	0	0	(50)
Financial (expense) income, net	(901)	(4,594)	1,522
Income (loss) before taxes	(4,886)	(7,358)	(543)
Income tax (expense) benefit	(135)	(118)	(395)
Net income (loss)	€ (5,021)	€ (7,475)	€ (938)
Earnings per share
Basic income (loss) per share	€ (0.24)	€ (0.43)	€ (0.07)
Diluted income (loss) per share	€ (0.24)	€ (0.43)	€ (0.07)
Basic Weighted average shares outstanding	20,593,720	17,556,395	13,345,004
Diluted Weighted average shares outstanding	20,593,720	17,556,395	13,345,004